Description of the Business and Management's Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Nature of Operations [Text Block]
1.   Description of the Business and Management’s Plans

MRI Interventions, Inc. (the “Company”) is a medical device company that is focused on the development and commercialization of technology that enables physicians to see inside the brain and heart using direct, intra-procedural magnetic resonance imaging, or MRI, guidance while performing minimally invasive surgical procedures. The Company was incorporated in the State of Delaware on March 12, 1998.

The Company’s ClearPoint system, an integrated system comprised of reusable components and disposable products, is designed to allow minimally invasive procedures in the brain to be performed in an MRI suite. In 2010, the Company received 510(k) clearance from the Food and Drug Administration (“FDA”) to market the ClearPoint system in the United States for general neurological interventional procedures. The Company’s ClearTrace system is a product candidate under development that is designed to allow catheter-based minimally invasive procedures in the heart to be performed in an MRI suite. The Company has also entered into exclusive licensing and development agreements (see Note 5) with affiliates of Boston Scientific Corporation (“BSC”), pursuant to which BSC may incorporate certain of the Company’s MRI-safety technologies into BSC’s implantable leads for cardiac and neurological applications.

Basis of Presentation and Use of Estimates

In the opinion of management, the accompanying unaudited condensed financial statements (“condensed financial statements”) have been prepared on a basis consistent with the Company’s December 31, 2011 audited financial statements and include all adjustments, consisting of only normal recurring adjustments, necessary to fairly state the information set forth therein. The condensed financial statements have been prepared in accordance with the SEC’s rules for interim financial information, and, therefore, omit certain information and footnote disclosure necessary to present the statements in accordance with generally accepted accounting principles in the United States (“GAAP”). These condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in Amendment No. 2 to the Company’s Form 10 filed with the SEC on February 28, 2012. The accompanying condensed balance sheet as of December 31, 2011 has been derived from the audited financial statements at that date, but does not include all information and footnotes required by GAAP for complete financial statements. The results of operations for the three and six month periods ended June 30, 2012 may not be indicative of the results to be expected for the entire year or any future periods.

Liquidity and Management’s Plans

Since inception, the Company has financed its activities principally from the sale of equity securities, borrowings, and license arrangements.   In July 2012, the Company completed a private offering (see Note 10) in which it sold securities for net proceeds of approximately $5,520,000 ($989,520 of which was received prior to June 30, 2012 in anticipation of the July closing). The Company intends to fund its future commercialization and development activities and its working capital needs largely from borrowings and/or from the sale of equity securities until funds provided by operations are sufficient to meet working capital requirements. Management believes that the Company’s existing cash resources, including funds received in July 2012, together with cash generated from sales of products, will be sufficient to meet anticipated cash requirements through the first quarter of 2013. There can be no assurance that the Company will be successful in meeting its financing requirements on reasonably commercial terms, or at all, or that the Company will generate revenues sufficient to cover its costs.

The accompanying condensed financial statements have been prepared assuming the Company will continue as a going concern. For the six month period ended June 30, 2012 and for the years ended December 31, 2011 and 2010, the Company incurred net losses of $4,074,368, $8,311,410, and $9,454,235, respectively, and the cumulative net loss since the Company’s inception through June 30, 2012 is $63,862,978, which has resulted in a negative working capital position of $6,206,466 at June 30, 2012. In view of these matters, the ability of the Company to continue as a going concern is dependent upon its ability to generate additional financing sufficient to commercialize its  developed products, support its research and development activities and obtain future regulatory clearances or approvals,  and ultimately to generate revenues sufficient to cover all costs.

In December 2011, the Company filed a Registration Statement on Form 10 (“Form 10”) with the Securities and Exchange Commission (the “SEC”) to register the Company’s common stock as a class of equity securities under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). On February 27, 2012, the Form 10 became effective.  As such, the Company became a public reporting company subject to the periodic reporting requirements of the Exchange Act.

1. Description of the Business and Management’s Plans

MRI Interventions, Inc. (the “Company”), formerly SurgiVision, Inc., was formed on March 12, 1998. The Company registered its name change with the state of Delaware, where the Company is incorporated, in May 2011.

The Company operates in the medical device industry and is focused on the development and commercialization of technology that enables physicians to see inside the brain and heart using direct, intra-procedural magnetic resonance imaging, or MRI, guidance while performing minimally invasive surgical procedures.

The Company’s ClearPoint system, an integrated system comprised of reusable components and disposable products, is designed to allow minimally invasive procedures in the brain to be performed in an MRI suite. In 2010, the Company received 510(k) clearance from the Food and Drug Administration, or the FDA, to market the ClearPoint system in the United States for general neurological interventional procedures. The Company’s ClearTrace system is a product candidate that is designed to allow catheter-based minimally invasive procedures in the heart to be performed in an MRI suite. The Company has also entered into exclusive licensing and development agreements (see Note 5) with affiliates of Boston Scientific Corporation (“BSC), pursuant to which BSC may incorporate certain of the Company’s MRI-safety technologies into BSC’s implantable leads for cardiac and neurological applications.

Liquidity and Management’s Plans

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. For the years ended December 31, 2011, 2010 and 2009, the Company incurred net losses of $8,311,410, $9,454,235, and $7,159,060, respectively, and the cumulative net loss since the Company’s inception through December 31, 2011 is $59,788,609, which has resulted in a negative working capital position of $13,053,306 at December 31, 2011. In view of these matters, the ability of the Company to continue as a going concern is dependent upon its ability to generate additional financing sufficient to commercialize its developed products, support its research and development activities and obtain future regulatory clearances or approvals, and ultimately to generate revenues sufficient to cover all costs.

Since inception, the Company has financed its activities principally from the sale of equity securities, borrowings, and license arrangements. The Company recently completed a private offering of its securities (see Note 8) in which it received net proceeds, before expenses, of approximately $4,887,000, of which approximately $3,425,000 was received subsequent to December 31, 2011. The Company intends to finance its future commercialization and development activities and its working capital needs largely from borrowings and from the sale of equity securities until funds provided by operations are sufficient to meet working capital requirements. In December 2011, the Company filed a Form 10 registration statement with the Securities and Exchange Commission (the “SEC”) to register the Company’s common stock as a class of equity securities under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Upon the effectiveness of the Form 10 registration statement, the Company will become a public reporting company subject to the periodic reporting requirements of the Exchange Act. There can be no assurance that the Company will be successful in achieving its financing goals on reasonable commercial terms, if at all, or that the Company will generate revenues sufficient to cover its costs.